Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets, Net

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Licensing fee	IP right	Trademarks	Others	Total
	$	$	$	$	$
Intangible assets, net January 1, 2016	35,236	14,574	—	1,047	50,857
Additions	4,774	954	—	292	6,020
Amortization expense	(17,191)	(3,715)	—	(692)	(21,598)
Impairment	(5,568)	—	—	—	(5,568)
Disposal	—	—	—	(38)	(38)
Write-off	—	—	—	(120)	(120)
Exchange differences	632	(226)	—	4	410

Intangible assets, net January 1, 2017	17,883	11,587	—	493	29,963
Additions	11,110	779	—	1,010	12,899
Acquisition of a subsidiary (Note 4)	—	—	10,679	677	11,356
Amortization expense	(12,452)	(3,976)	(534)	(607)	(17,569)
Impairment	(922)	—	—	—	(922)
Disposal	—	—	—	(5)	(5)
Exchange differences	693	858	—	60	1,611

Intangible assets, net December 31, 2017	16,312	9,248	10,145	1,628	37,333

Summary of Estimated Aggregate Amortization Expenses

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

	Licensing fee	IP right	Trademarks	Others	Total
	$	$	$	$	$
2018	9,795	4,268	1,068	580	15,711
2019	4,070	4,268	1,068	444	9,850
2020	2,447	712	1,068	287	4,514
2021	—	—	1,068	160	1,228
2022	—	—	1,068	157	1,225
Thereafter	—	—	4,805	—	4,805

	16,312	9,248	10,145	1,628	37,333